Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 17, 2014
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%	5.00%
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments	$ 77,218	¥ 537,579	¥ 0	¥ 0
Cost of revenues
Inventory write-down	$ 49,915	347,498	440,823	206,733
Marketing expenses
Advertising expenses		¥ 2,234,291	1,651,996	1,526,815
Non-compete agreement
Intangible assets, net
Estimated economic life	3 years	3 years
Minimum
Capitalization of interest
Interest rate (as a percent)	6.00%	6.00%
Leases [Abstract]
Operating Leases for lease Terms	3 years	3 years
Minimum | Customer relationships
Intangible assets, net
Estimated economic life	4 years	4 years
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Minimum | Domain names
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum
Capitalization of interest
Interest rate (as a percent)	10.00%	10.00%
Leases [Abstract]
Operating Leases for lease Terms	5 years	5 years
Maximum | Customer relationships
Intangible assets, net
Estimated economic life	14 years	14 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Maximum | Domain names
Intangible assets, net
Estimated economic life	3 years	3 years
Notes
Capitalization of interest
Interest rate (as a percent)	1.50%	1.50%			1.50%
Interest expenses incurred		¥ 87,631	165,618	97,024
Interest expenses capitalized		¥ 1,627	¥ 5,874	¥ 14,589
Buildings | Minimum
Property and equipment, net
Estimated useful life	20 years	20 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	30 years	30 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Estimated useful life	10 years	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	4 years	4 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years	5 years
Software
Property and equipment, net
Estimated useful life	3 years	3 years